[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                        Annual Report

                        June 30, 2001

                        Mercury Low
                        Duration Fund
                        of Mercury HW Funds

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

IMPORTANT TAX INFORMATION (UNAUDITED)

Of the net investment income distributions paid monthly by Mercury Low Duration Fund during the fiscal year ended June 30, 2001, 14.73% is attributable to income from Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.


                        June 30, 2001 (2) Mercury Low Duration Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to present to you this annual report of Mercury Low Duration Fund for the fiscal year ended June 30, 2001. The past 12 months have brought significant uncertainty and change in the financial markets. Investors experienced a lesson on the whole concept of the value of a company. The economy moved from a period of the strongest year-over-year growth ever seen in the United States to bumping along at a near-zero growth rate, while debates over whether or not we were in a recession became the primary discussion. Federal Reserve Board Chairman Alan Greenspan changed his reputation as a gradualist by aggressively cutting the Federal Funds rate 275 basis points (2.75%) through six interest rate reductions in six months.

In June 2000, the US economy was coming off a quarter of 5.6% growth but began showing signs of slowing slightly. High energy prices and a decline in the equity markets (particularly the NASDAQ) were beginning to weigh on the pace of economic growth. It was clear to us that the manufacturing sector was bearing the brunt of the incipient slowing. The yield curve began to steepen as investors were looking ahead to probable moves by the Federal Reserve Board. These expectations proved correct as more signs of a real slowdown in the economy emerged and Federal Reserve Board Chairman Greenspan began cutting interest rates aggressively. The Federal Reserve Board's urgency may, in part, have stemmed from the fact that growth outside the United States also was slowing, adding to the pressure on the US economy. Interestingly, employment was slow to show any effects of a weakening economy, perhaps a sign of just how tight the labor market had become.

Interest rates in the intermediate and long segments of the yield curve moved lower by more than 130 basis points in the latter half of 2000, while short-term interest rates were largely unchanged. As 2001 got underway, the Federal Reserve Board started easing monetary policy and short-term interest rates moved down quickly while long-term interest rates actually moved higher. From the time the Federal Reserve Board first cut the Federal Funds rate from 6% to 5.5% at the end of January, the 10-year Treasury note's yield moved up in yield by 30 basis points. This created a challenging investing environment in which corporate spreads tightened and interest rates moved higher, while the economy was slowing and the default rate was rising. This is certainly contrary to historical precedent.

There were two major, national stories that kept the focus of the markets for large parts of the past year: the presidential election and the budget surplus. The election, while it garnered much of the market's, as well as the nation's, attention for most of the fourth quarter of 2000, did not appear to have a significant impact on the financial markets. The budget surplus, on the other hand, has continued to be a dominant theme in the valuation of the bond market for a year and a half. The notion of a budget surplus inspired Treasury buybacks and prompted a huge rally in US Treasury securities during


                        June 30, 2001 (3) Mercury Low Duration Fund early and mid-2000. Since then, the buybacks have kept pressure on interest rates, keeping them lower than otherwise might have been the case, especially in the long end of the curve. This is particularly noticeable when looking at swap spreads, a good proxy for general credit spreads, which have stayed near all-time highs for more than a year. In other words, we have seen a larger-than-normal difference between the general level of interest rates (for example, corporate borrowing rates, mortgage rates and consumer loan rates) and the rate at which the Government borrows.

While it is true that general spreads remain at historically wide levels, spread products have actually performed quite well during the first half of 2001. This recovery followed the breathtakingly poor performance of these sectors in the previous year. During the year 2000, the credit portion of the unmanaged Lehman Brothers Aggregate Bond Index posted -417 basis points of excess return. Mortgage-backed securities posted a comparatively good -69 basis points during the same time period. This set up the recovery in spread product, which occurred during the first half of 2001 despite an economy that is struggling with a possible recession. The credit component of the Index contributed 282 basis points of excess return between January 1, 2001 and June 30, 2001. Mortgage-backed securities added 28 basis points of excess return for the same period. Asset-backed securities were somewhat less volatile, contributing 40 basis points and 86 basis points during the year 2000 and first half of 2001, respectively.

The Fund's Class I and Class A Shares provided investors with total returns of +7.93% and +7.68%, respectively, for the year ended June 30, 2001. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-10 of this report to shareholders.) Performance was helped by the excellent performance of the bond market. Unfortunately, this was below the +9.02% return of the unmanaged Merrill Lynch 1-3 Year U.S. Treasury Note Index. The Fund's heavy weighting in corporate securities in the second half of 2000 negatively affected the relative returns of the Fund. This was compounded by our holding debt issued by Comdisco Inc., a company that suffered financial difficulties, which negatively affected performance during the second quarter of 2001. Our substantial holdings of asset-backed securities, on the other hand, were a positive factor. The structure of the portfolio along the yield curve was a slight negative as our concentration in intermediate-term securities meant that the Fund held fewer notes in the short portion of the yield curve, which was the best-performing sector during the first part of 2001.


                        June 30, 2001 (4) Mercury Low Duration Fund

In Conclusion

We appreciate your continued support of Mercury Low Duration Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick               /s/ Patrick Maldari          /s/ Frank Viola

Nancy D. Celick                   Patrick Maldari              Frank Viola
President                         Portfolio Manager            Portfolio Manager

August 17, 2001

--------------------------------------------------------------------------------
We are pleased to announce that Patrick Maldari and Frank Viola became responsible for the day-to-day management of Mercury Low Duration Fund. Mr. Maldari is Managing Director of Mercury Advisors and a CFA charterholder. He has been employed by Mercury Advisors since 1984. Mr. Viola is Director of Mercury Advisors and Portfolio Manager for the U.S. Fixed Income Group. Mr. Viola joined Mercury Advisors in 1991.
--------------------------------------------------------------------------------


                        June 30, 2001 (5) Mercury Low Duration Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 3% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years.

CLASS C SHARES are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48% and 1.48%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                        June 30, 2001 (6) Mercury Low Duration Fund


RECENT PERFORMANCE RESULTS
===========================================================================================
                               6-Month       12-Month       Since Inception    Standardized
As of June 30, 2001         Total Return   Total Return      Total Return      30-Day Yield
-------------------------------------------------------------------------------------------
Class I*                       +3.90%          +7.93%           +75.99%            5.40%
-------------------------------------------------------------------------------------------
Class A*                       +3.89           +7.68            +11.78             5.15
-------------------------------------------------------------------------------------------
Class B*                       +3.59              --            + 5.22             4.66
-------------------------------------------------------------------------------------------
Class C*                       +6.60              --            + 6.13             5.18
-------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
U.S. Treasury Note Index**     +3.97           +9.20      +59.06/+12.95/+6.19        --
-------------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Class I Shares commenced operations on 5/18/93; Class A Shares on 9/24/99; and Class B and Class C Shares on 10/06/00.

** This unmanaged Index is comprised of Treasury securities with maturities of one to three years. Since inception total returns are from 5/18/93, 9/24/99 and 10/06/00, respectively.


                        June 30, 2001 (7) Mercury Low Duration Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT--Class I Shares

A line graph depicting the growth of an investment in the Fund's Class I Shares compared to growth of an investment in the Merrill Lynch 1-3 Year US Treasury
Note Index. Beginning and ending values are:

                                                            5/18/93**     6/01
Mercury Low Duration Fund+--
Class I Shares*                                              $ 9,700     $17,072
Merrill Lynch 1-3 Year US Treasury Note Index++              $10,000     $15,907

TOTAL RETURN BASED ON A $10,000 INVESTMENT--Class A Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Merrill Lynch 1-3 Year US Treasury
Note Index. Beginning and ending values are:

                                                            9/24/99**     6/01
Mercury Low Duration Fund+--
Class A Shares*                                              $ 9,700     $10,842
Merrill Lynch 1-3 Year US Treasury Note Index++              $10,000     $11,296

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + Effective October 6, 2000, the Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is an index of Treasury securities with maturities of one to three years, which securities are guaranteed as to the timely payment of principal and interest by the US Government.

      Past performance is not indicative of future results.


                        June 30, 2001 (8) Mercury Low Duration Fund

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class I Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                   +7.93%          +4.69%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                                 +6.27           +5.62
--------------------------------------------------------------------------------
Inception (5/18/93) through 6/30/01                      +7.21           +6.81
--------------------------------------------------------------------------------

 *    Maximum sales charge is 3.00%.

**    Assuming maximum sales charge.

                                                        % Return       % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                   +7.68%        +4.45%
--------------------------------------------------------------------------------
Inception (9/24/99) through 6/30/01                      +6.51         +4.69
--------------------------------------------------------------------------------

 *    Maximum sales charge is 3.00%.

**    Assuming maximum sales charge.


                        June 30, 2001 (9) Mercury Low Duration Fund

FUND PERFORMANCE DATA (CONCLUDED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT--Class B and Class C Shares
================================================================================

A line graph depicting the growth of an investment in the Fund's Class B and Class C Shares compared to growth of an investment in the Merrill Lynch 1-3 Year US Treasury Note Index. Beginning and ending values are:

                                                    10/06/00**            6/01
Mercury Low Duration Fund+--
Class B Shares*                                      $10,000             $10,122
Mercury Low Duration Fund+--
Class C Shares*                                      $10,000             $10,731
Merrill Lynch 1-3 Year US Treasury Note Index++      $10,000             $10,620

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is an index of Treasury securities with maturities of one to three years, which securities are guaranteed as to the timely payment of principal and interest by the US Government.

      Past performance is not indicative of future results.

AGGREGATE TOTAL RETURN
================================================================================
                                                            % Return    % Return
                                                             Without      With
Class B Shares*                                               CDSC       CDSC**
--------------------------------------------------------------------------------
Inception (10/06/00) through 6/30/01                         +5.22%      +1.21%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                            % Return    % Return
                                                             Without      With
Class C Shares*                                               CDSC       CDSC**
--------------------------------------------------------------------------------
Inception (10/06/00) through 6/30/01                          +8.31%     +7.31%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.


                        June 30, 2001 (10) Mercury Low Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001

MERCURY LOW DURATION FUND
================================================================================
Assets:

Investment in Low Duration Master Portfolio, at value
  (identified cost--$293,888,022)                                 $ 294,286,566
Prepaid registration fees                                                17,263
                                                                  -------------
Total assets                                                        294,303,829
                                                                  -------------
-------------------------------------------------------------------------------

Liabilities:

Payables:
  Dividends to shareholders                            $148,713
  Administrator                                          11,554
  Distributor                                             7,352         167,619
                                                       --------
Accrued expenses and other liabilities                                  130,754
                                                                  -------------
Total liabilities                                                       298,373
                                                                  -------------
-------------------------------------------------------------------------------

Net Assets:

Net assets                                                        $ 294,005,456
                                                                  =============
-------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                   $ 306,051,435
Undistributed investment income--net                                    759,925
Accumulated realized capital losses on
  investments and from the Portfolio--net                           (13,204,448)
Unrealized appreciation on investments
  from the Portfolio--net                                               398,544
                                                                  -------------
Net assets                                                        $ 294,005,456
                                                                  =============
-------------------------------------------------------------------------------

Net Asset Value:

Class I+--Based on net assets of $260,593,252 and
  26,397,821 shares outstanding                                   $        9.87
                                                                  =============
Class A+--Based on net assets of $33,311,899 and
  3,371,897 shares outstanding                                    $        9.88
                                                                  =============
Class B+--Based on net assets of $71,755 and
  7,281 shares outstanding                                        $        9.86
                                                                  =============
Class C+--Based on net assets of $28,550 and
  2,822 shares outstanding                                        $       10.12
                                                                  =============
-------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


                        June 30, 2001 (11) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2001+

MERCURY LOW DURATION FUND
================================================================================

Investment Income:

Interest                                                                   $  7,140,435
Dividends                                                                        50,017
Investment income allocated from the Portfolio                               16,431,055
Expenses allocated from the Portfolio                                          (701,629)
                                                                           ------------
Total income and net investment income from the Portfolio                    22,919,878
                                                                           ------------
---------------------------------------------------------------------------------------

Expenses:

Administration fees                                         $   580,064
Advisory fees                                                   444,912
Transfer agent fees--Class I                                    287,098
Printing and shareholder reports                                115,016
Accounting services                                             104,612
Registration fees                                                66,866
Professional fees                                                53,702
Account maintenance fees--Class A                                42,888
Transfer agent fees--Class A                                     13,456
Custodian fees                                                   11,662
Pricing fees                                                      9,356
Trustees fees and expenses                                        4,956
Account maintenance and distribution fees--Class B                  281
Transfer agent fees--Class B                                         41
Account maintenance and distribution fees--Class C                   22
Transfer agent fees--Class C                                          9
Other                                                            13,104
                                                            -----------
Total expenses before reimbursement                           1,748,045
Reimbursement of expenses                                      (502,226)
                                                            -----------
Total expenses after reimbursement                                            1,245,819
                                                                           ------------
Investment income--net                                                       21,674,059
                                                                           ------------
---------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from Investments and from the Portfolio--Net:

Realized gain (loss) from:
  Investments--net                                              270,359
  The Portfolio--net                                         (3,352,718)     (3,082,359)
                                                            -----------
Change in unrealized appreciation/depreciation from:
  Investments--net                                              335,372
  The Portfolio--net                                          5,904,917       6,240,289
                                                            ---------------------------
Net Increase in Net Assets Resulting from Operations                       $ 24,831,989
                                                                           ============
---------------------------------------------------------------------------------------

+ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                        June 30, 2001 (12) Mercury Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY LOW DURATION FUND
================================================================================

                                                          For the Year Ended June 30,
                                                        ------------------------------
 Increase (Decrease) in Net Assets:                         2001+            2000
 -------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                 $  21,674,059    $  25,089,761
 Realized loss on investments and from the
   Portfolio--net                                          (3,082,359)      (7,573,804)
 Change in unrealized appreciation/depreciation on
   investments and from the Portfolio--net                  6,240,289        2,655,387
                                                        ------------------------------
 Net increase in net assets resulting from operations      24,831,989       20,171,344
                                                        ------------------------------
 -------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net:
   Class I                                                (20,710,137)     (24,709,371)
   Class A                                                 (1,157,152)        (553,884)
   Class B                                                     (1,911)              --
   Class C                                                       (489)              --
                                                        ------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                        (21,869,689)     (25,263,255)
                                                        ------------------------------
 -------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net decrease in net assets derived from capital
   share transactions                                     (69,698,111)     (44,154,229)
                                                        ------------------------------
 -------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                             (66,735,811)     (49,246,140)
 Beginning of year                                        360,741,267      409,987,407
                                                        ------------------------------
 End of year*                                           $ 294,005,456    $ 360,741,267
                                                        ==============================
 -------------------------------------------------------------------------------------
*Undistributed investment income--net                   $     759,925    $     521,560
                                                        ==============================
 -------------------------------------------------------------------------------------

+ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                        June 30, 2001 (13) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class I+
                                            ------------------------------------------------------------
                                                             For the Year Ended June 30,
                                            ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:      2001**        2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year          $   9.78     $   9.91     $  10.20     $  10.23     $  10.12
                                            ------------------------------------------------------------
Investment income--net                           .67          .65          .60          .66          .66
Realized and unrealized gain (loss) on
  investments and from the Portfolio--net        .08         (.13)        (.28)         .05          .10
                                            ------------------------------------------------------------
Total from investment operations                 .75          .52          .32          .71          .76
                                            ------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                        (.66)        (.65)        (.59)        (.68)        (.64)
  Realized gain on investments--net               --           --         (.02)        (.06)        (.01)
                                            ------------------------------------------------------------
Total dividends and distributions               (.66)        (.65)        (.61)        (.74)        (.65)
                                            ------------------------------------------------------------
Net asset value, end of year                $   9.87     $   9.78     $   9.91     $  10.20     $  10.23
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Total Investment Return:*

Based on net asset value per share             7.93%        5.40%        3.15%        7.19%        7.79%
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                .58%         .58%         .58%         .58%         .58%
                                            ============================================================
Expenses++                                      .74%         .72%         .64%         .65%         .66%
                                            ============================================================
Investment income--net                         6.67%        6.43%        5.71%        6.46%        6.34%
                                            ============================================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year (in thousands)      $260,593     $344,734     $409,987     $253,151     $171,214
                                            ============================================================
Portfolio turnover                                --         182%         201%         119%         202%
                                            ============================================================
--------------------------------------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
** On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
 +    Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.
++    Includes the Fund's share of the Portfolio's allocated expenses.

      See Notes to Financial Statements.


                        June 30, 2001 (14) Mercury Low Duration Fund

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                               Class A++
                                                     ------------------------------
                                                       For the       For the Period
                                                     Year Ended      Sept. 24, 1999+
                                                      June 30,         to June 30
Increase (Decrease) in Net Asset Value:                2001***            2000
-----------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $     9.79     $          9.95
                                                     ------------------------------
Investment income--net                                      .60                 .51
Realized and unrealized gain (loss) on investments
  and from the Portfolio--net                               .13                (.14)
                                                     ------------------------------
Total from investment operations                            .73                 .37
                                                     ------------------------------
Less dividends from investment income--net                 (.64)               (.53)
                                                     ------------------------------
Net asset value, end of period                       $     9.88     $          9.79
                                                     ==============================
-----------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        7.68%               3.83%@
                                                     ==============================
-----------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement+++                          .83%                .83%*
                                                     ==============================
Expenses+++                                               1.02%                .98%*
                                                     ==============================
Investment income--net                                    6.09%               6.48%*
                                                     ==============================
-----------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $   33,312     $        16,007
                                                     ==============================
Portfolio turnover                                           --                182%
                                                     ==============================
-----------------------------------------------------------------------------------

  *   Annualized.
 ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
*** On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
  +   Commencement of operations.
 ++ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (15) Mercury Low Duration Fund

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                    Class B
                                                                --------------
                                                                For the Period
                                                                 Oct. 6, 2000+
                                                                 to June 30,
Increase (Decrease) in Net Asset Value:                              2001
------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                            $         9.81
                                                                --------------
Investment income--net                                                     .42
Realized and unrealized loss on investments
  from the Portfolio--net                                                  .08
                                                                --------------
Total from investment operations                                           .50
                                                                --------------
Less dividends from investment income--net                                (.45)
                                                                --------------
Net asset value, end of period                                  $         9.86
                                                                ==============
------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                       5.22%@
                                                                ==============
------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                         1.48%*
                                                                ==============
Expenses++                                                               1.64%*
                                                                ==============
Investment income--net                                                   5.33%*
                                                                ==============
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $           72
                                                                ==============
------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (16) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY LOW DURATION FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class C
                                                                 --------------
                                                                 For the Period
                                                                  Oct. 6, 2000+
                                                                  to June 30,
Increase (Decrease) in Net Asset Value:                               2001
-------------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period                             $         9.81
                                                                 --------------
Investment income--net                                                      .44
Realized and unrealized gain on investments
  from the Portfolio--net                                                   .36
                                                                 --------------
Total from investment operations                                            .80
                                                                 --------------
Less dividends from investment income--net                                 (.49)
                                                                 --------------
Net asset value, end of period                                   $        10.12
                                                                 ==============
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                        8.31%@
                                                                 ==============
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                           .96%*
                                                                 ==============
Expenses++                                                                1.21%*
                                                                 ==============
Investment income--net                                                    5.50%*
                                                                 ==============
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                         $           28
                                                                 ==============
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (17) Mercury Low Duration Fund

      NOTES TO FINANCIAL STATEMENTS

      MERCURY LOW DURATION FUND

(1)   Significant Accounting Policies:

      Mercury Low Duration Fund (the "Fund") (formerly Low Duration Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio (the "Portfolio"), of the Fund Asset Management Master Trust (the "Master Trust"), which has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at June 30, 2001 was 96.3%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares, and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                        June 30, 2001 (18) Mercury Low Duration Fund

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

      (g) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $428,641 have been reclassified between accumulated net realized capital losses and undistributed net investment income, $127 has been reclassified between accumulated net realized capital losses and paid-in capital and $5,354 has been reclassified between paid-in capital and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Trust on behalf of the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors has contractually agreed to pay all annual operating expenses of Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48% and 1.48%, respectively, as applied to the daily net assets of each class through June 30, 2001. For the year ended June 30, 2001, Mercury Advisors earned fees of $444,912, all of which was waived. Also, Mercury Advisors reimbursed the Fund $57,314 for additional expenses.


                        June 30, 2001 (19) Mercury Low Duration Fund

      The Trust on behalf of the Fund also has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                      Account       Distribution
                                                   Maintenance Fee      Fee
      --------------------------------------------------------------------------
      Class A                                           .25%             --
      --------------------------------------------------------------------------
      Class B                                           .25%            .65%
      --------------------------------------------------------------------------
      Class C                                           .25%            .65%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 6, 2000 to June 30, 2001 were $668,218,986 and $386,707,671, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $69,698,111 and $44,154,229 for the years ended June 30, 2001 and June 30,
      2000, respectively.


                        June 30, 2001 (20) Mercury Low Duration Fund

Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended
June 30, 2001+                                        Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         37,809,572    $ 362,600,944
Shares issued to shareholders in reinvestment
  of dividends                                       2,181,630       19,915,545
                                                   ----------------------------
Total issued                                        39,991,202      382,516,489
Shares redeemed                                    (48,826,472)    (469,710,727)
                                                   ----------------------------
Net decrease                                        (8,835,270)   $ (87,194,238)
                                                   ============================
-------------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

Class I Shares for the Year Ended
June 30, 2000+                                        Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         41,162,121    $ 404,536,259
Shares issued to shareholders in reinvestment
  of dividends                                       2,371,198       23,252,688
                                                   ----------------------------
Total issued                                        43,533,319      427,788,947
Shares redeemed                                    (49,663,829)    (488,042,330)
                                                   ----------------------------
Net decrease                                        (6,130,510)   $ (60,253,383)
                                                   ============================
-------------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

Class A Shares for the Year Ended
June 30, 2001+                                        Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         14,535,942    $ 143,797,046
Shares issued to shareholders in reinvestment
  of dividends                                          93,758          922,541
                                                   ----------------------------
Total issued                                        14,629,700      144,719,587
Shares redeemed                                    (12,893,524)    (127,323,773)
                                                   ----------------------------
Net increase                                         1,736,176    $  17,395,814
                                                   ============================
-------------------------------------------------------------------------------

+ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.

Class A Shares for the Period September 24, 1999+ to
June 30, 2000++                                       Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          2,358,838    $  23,192,756
Shares redeemed                                       (723,118)      (7,093,602)
                                                   ----------------------------
Net increase                                         1,635,720    $  16,099,154
                                                   ============================
-------------------------------------------------------------------------------

 +    Commencement of operations.
++ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.


                        June 30, 2001 (21) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class B Shares for the Period October 6, 2000+
to June 30, 2001                                      Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              7,280    $      71,716
Shares issued to shareholders in reinvestment
  of dividends                                               1                4
                                                   ----------------------------
Net increase                                             7,281    $      71,720
                                                   ============================
-------------------------------------------------------------------------------

+     Commencement of operations.

Class C Shares for the Period October 6, 2000+
to June 30, 2001                                      Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              4,227    $      42,498
Shares issued to shareholders in reinvestment
  of dividends                                               1                7
                                                   ----------------------------
Total issued                                             4,228           42,505
Shares redeemed                                         (1,406)         (13,912)
                                                   ----------------------------
Net increase                                             2,822    $      28,593
                                                   ============================
-------------------------------------------------------------------------------

+     Commencement of operations.

(5)   Capital Loss Carryforward:

      At June 30, 2001, the Fund had a net capital loss carryforward of approximately $10,037,000, of which $724,000 expires in 2007, $3,034,000 expires in 2008 and $6,279,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

(6)   Subsequent Event:

      On July 26, 2001, the Trust's Board of Trustees declared an ordinary income dividend in the amount of $.053837 per Class I Share, $.050248 per Class A Share, $.046515 per Class B Share and $.052117 per Class C Share payable on July 31, 2001 to shareholders of record as of July 25, 2001.

(7)   Change in Independent Auditors:

      On July 31, 2001, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. For the periods ended June 30, 1997 through June 30, 2000, PricewaterhouseCoopers LLP expressed an unqualified opinion on the Fund's financial statements. Further, there were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.


                        June 30, 2001 (22) Mercury Low Duration Fund

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Mercury HW Funds and Shareholders of the Mercury Low Duration Fund:

We have audited the accompanying statement of assets and liabilities of the Mercury Low Duration Fund (one of the portfolios comprising the Mercury HW Funds) as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000 and financial highlights for each of the four years in the period then ended, were audited by other auditors, whose report dated August 17, 2000 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercury Low Duration Fund at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

MetroPark, New Jersey
August 17, 2001


                        June 30, 2001 (23) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS

LOW DURATION MASTER PORTFOLIO


                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
Industries                         Investments                      Amount          Value
--------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--36.6%
============================================================================================
Cable Television    Comcast Cable Communications, 6.375%
Services--1.0%      due 1/30/2006                                $ 2,940,000    $  2,953,730
--------------------------------------------------------------------------------------------
Defense--1.1%       Litton Industries Inc., 6.05% due
                    4/15/2003                                      3,240,000       3,251,178
--------------------------------------------------------------------------------------------
Electric--          Americana Electric Power, 5.50% due
Integrated--0.3%    5/15/2003                                      1,000,000         998,230
--------------------------------------------------------------------------------------------
Financial           Bear Stearns Companies Inc., 6.15%
Services--10.7%     due 3/02/2004                                  4,475,000       4,464,260
                    CIT Group Inc., 5.625% due 5/17/2004           3,100,000       3,070,736
                    Citigroup Inc., 5.70% due 2/06/2004            1,425,000       1,438,367
                    Countrywide Home Loans:
                       5.25% due 5/22/2003                         1,600,000       1,604,496
                       5.25% due 6/15/2004                         2,400,000       2,378,424
                    Donaldson, Lufkin & Jenrette Inc., 6.875%
                    due 11/01/2005                                 1,450,000       1,491,586
                    Ford Motor Credit Company, 7.60% due
                    8/01/2005                                      4,400,000       4,617,888
                    Household Financial Corporation, 6.50%
                    due 1/24/2006                                  5,700,000       5,794,791
                    Pemex Finance Ltd.:
                       9.14% due 8/15/2004                           360,000         381,935
                       8.45% due 2/15/2007                         3,747,083       3,954,672
                    Salomon Inc., 6.75% due 8/15/2003              3,350,000       3,451,438
                                                                                ------------
                                                                                  32,648,593
--------------------------------------------------------------------------------------------
Foods--0.4%         Conagra Inc., 7.40% due 9/15/2004              1,200,000       1,234,644
--------------------------------------------------------------------------------------------
Insurance--1.2%     Marsh & McLennan Companies Inc.,
                    6.625% due 6/15/2004                           3,500,000       3,591,700
--------------------------------------------------------------------------------------------
Manufacturing--     Bombardier Capital Ltd., 6% due
0.5%                1/15/2002 (c)                                  1,725,000       1,736,651
--------------------------------------------------------------------------------------------
Multimedia--1.2%    AOL Time Warner, 6.125% due 4/15/2006          3,600,000       3,589,884
--------------------------------------------------------------------------------------------
Oil--Integrated--   Ashland Inc., 4.54% due 3/07/2003 (a)          2,400,000       2,397,266
4.0%                Occidental Petroleum Corp. (MOPPRS),
                    6.40% due 4/01/2003                            5,250,000       5,324,498
                    Pennzoil-Quaker State, 9.40% due
                    12/01/2002                                     2,425,000       2,448,377
                    Williams Companies Inc., 6.20% due
                    8/01/2002                                      2,000,000       2,016,760
                                                                                ------------
                                                                                  12,186,901
--------------------------------------------------------------------------------------------


                        June 30, 2001 (24) Mercury Low Duration Fund

                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
Industries                         Investments                      Amount          Value
--------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (concluded)
============================================================================================
Pipelines--0.4%     Mapco Inc., 8.70% due 5/15/2002              $ 1,100,000    $  1,139,985
--------------------------------------------------------------------------------------------
Real Estate         Avalonbay Communities, 6.58% due
Investment          2/15/2004                                      1,000,000       1,004,210
Trust--0.3%
--------------------------------------------------------------------------------------------
Special             GS Escrow Corporation, 6.75% due
Situations--1.0%    8/01/2001                                      3,000,000       2,998,380
--------------------------------------------------------------------------------------------
Telecommunica-      Sprint Spectrum LP, 11% due 8/15/2006          3,115,000       3,305,327
tions--2.0%         WorldCom, Inc., 8% due 5/15/2006               2,800,000       2,912,952
                                                                                ------------
                                                                                   6,218,279
--------------------------------------------------------------------------------------------
Trucking &          Amerco, 8.80% due 2/04/2005                    3,650,000       3,628,856
Leasing--1.2%
--------------------------------------------------------------------------------------------
                    Total Corporate Bonds & Notes
                    (Cost--$76,844,673)                                           77,181,221
--------------------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES**--10.6%
============================================================================================
Collateralized      Fannie Mae:
Mortgage               1993-45 SB, 8.908% due 4/25/2023 (a)          400,059         387,879
Obligations--10.4%     1993-53 AT, 6% due 10/25/2013               2,852,165       2,882,826
                       1993-6 S, 14.245% due 1/25/2008 (a)           869,827         908,198
                       1994-60 D, 7% due 4/25/2024                    30,000          30,323
                       1997-59 SU, 7.70% due 9/25/2023 (a)           550,317         551,760
                       1999-64 SM, 13.762% due 1/25/2030 (a)       2,580,558       2,476,625
                       2001-18 ZA, 7% due 6/25/2030                2,623,151       2,595,684
                       G94-9 PH, 6.50% due 9/17/2021               2,750,000       2,800,655
                    Freddie Mac:
                       1241 J, 7% due 9/15/2021                    1,372,162       1,383,243
                       1336 H, 7.75% due 1/15/2021                     5,164           5,153
                       1484 H, 6% due 11/15/2021                   4,442,018       4,452,191
                       1564 SB, 9.967% due 8/15/2008 (a)             512,496         521,454
                       1617 D, 6.50% due 11/15/2023                   71,000          68,918
                       2264 SM, 9.50% due 10/15/2030               2,820,508       2,824,908
                       2295 SJ, 12.903% due 3/15/2031 (a)            908,906         804,089
                       2319 JZ, 6.50% due 5/15/2031                2,764,896       2,688,861
                    Government National Mortgage Association:
                       2001-5 PN, 21.897% due 4/20/2028 (a)        2,370,192       2,568,884
                       2001-7 TV, 6% due 2/20/2025                 4,000,000       3,981,250
                                                                                ------------
                                                                                  31,932,901
--------------------------------------------------------------------------------------------


                        June 30, 2001 (25) Mercury Low Duration Fund

                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
Industries                         Investments                      Amount          Value
--------------------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (concluded)
============================================================================================
Stripped Mortgage-  Fannie Mae:
Backed                 1993-72 J, 6.50% due 12/25/2006 (b)         $  46,845    $        967
Securities--0.2%       1994-53 E, 0% due 11/25/2023 (d)              464,770         459,327
                       1998-48 CL, 6.50% due 8/25/2028 (b)           446,466          73,006
                                                                                ------------
                                                                                     533,300
--------------------------------------------------------------------------------------------
                       Total Government Agency Mortgage-Backed
                       Securities (Cost--$32,228,799)                             32,466,201
--------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS--11.3%
============================================================================================
Government Agency   Fannie Mae:
Obligations--11.3%     5.625% due 5/14/2004                        7,500,000       7,621,725
                       5.78% due 6/06/2006                         5,500,000       5,500,000
                       5.80% due 12/05/2006                        4,000,000       4,000,000
                    Federal Farm Credit Bank, 5.15% due
                    3/05/2004                                      9,280,000       9,320,553
                    Federal Home Loan Bank, 4.75% due
                    6/28/2004                                      2,475,000       2,471,411
                    Freddie Mac, 7% due 7/15/2005                  5,250,000       5,546,940
--------------------------------------------------------------------------------------------
                    Total Government Agency Obligations
                    (Cost--$34,429,075)                                           34,460,629
--------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES**--29.2%
============================================================================================
Asset-Backed        ACC Automobile Receivables Trust,
Securities--15.5%   1997-C A, 6.40% due 3/17/2004                    605,230         607,093
                    Asset Backed Funding Certificates, 1999-1
                    A2F, 7.641% due 10/25/2030                     3,345,681       3,439,172
                    Banc of America Commercial Mortgage Inc.,
                    2000-1 A1A, 7.109% due 11/15/2031              2,860,211       2,957,669
                    CPS Auto Trust, 1998-1 A, 6% due
                    8/15/2003                                        338,943         340,790
                    Centex Home Equity, 2001-B A2, 5.35%
                    due 10/25/2022                                 3,000,000       2,993,906
                    CityScape Home Equity Loan Trust, 1996-4
                    A10, 7.40% due 9/25/2027                       1,887,976       1,945,493
                    Commercial Mortgage Acceptance
                    Corporation, 1996-C2 A2, 6.915% due
                    9/15/2023 (a)                                    424,192         434,267
                    Countrywide Home Equity Loan Trust,
                    1999-A, 4.30% due 4/15/2025 (a)                  723,287         722,146
                    Duck Auto Grantor Trust, 2000-B A, 7.26%
                    due 5/15/2005 (a)                              3,325,165       3,363,612


                        June 30, 2001 (26) Mercury Low Duration Fund

                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
Industries                         Investments                      Amount          Value
--------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
============================================================================================
Asset-Backed        First Union-Lehman Brothers Commercial
Securities          Mortgage, 1997-C1 A1, 7.15% due
(concluded)         2/18/2004                                    $ 3,216,549    $  3,318,904
                    First Union NB-Bank of America Commercial
                    Mortgage Trust, 2001-C1 A1, 5.711% due
                    3/15/2033 (a)                                  1,234,506       1,208,272
                    Fund America Investors Trust I, 1998-NMC1
                    M1, 4.413% due 6/25/2028 (a)                     745,426         740,192
                    GS Mortgage Securities Corporation II,
                    1998-C1 A1, 6.06% due 10/18/2030 (a)           4,738,061       4,770,375
                    Green Tree Recreational, Equipment and
                    Consumer Trust:
                       1996-B, 7.70% due 7/15/2018                 2,250,000       2,217,125
                       1996-C A1, 4.363% due 10/15/2017 (a)        1,821,990       1,824,433
                    IndyMac Home Equity Loan Asset-Backed
                    Trust, 2001-B AF3, 5.692% due
                    3/25/2027 (a)                                  2,250,000       2,233,828
                    Nomura Asset Securities Corporation,
                    1995-MD3 A1B, 8.15% due 3/04/2020              2,750,000       2,928,388
                    Resolution Trust Corporation:
                       1994-C1 E, 8% due 6/25/2026                 6,377,503       6,338,179
                       1994-C1 F, 8% due 6/25/2026                 1,691,566       1,681,164
                       1994-C2 G, 8% due 4/25/2025                 3,335,410       3,310,704
                                                                                ------------
                                                                                  47,375,712
--------------------------------------------------------------------------------------------
Collateralized      Bank of America Mortgage Securities (a):
Mortgage               2000-A A1, 6.984% due 1/25/2031             4,979,271       5,051,470
Obligations--12.9%     2001-B A2, 6.069% due 6/25/2031             3,950,000       3,917,906
                    Blackrock Capital Finance LP, 1997-R2 AP,
                    13.33% due 12/25/2035 (a)                        472,427         479,514
                    CS First Boston Mortgage Securities
                    Corp., 1995-WF1 AX, 1.338% due
                    12/21/2027 (a)(b)                             12,398,562         295,944
                    Chase Commercial Mortgage Securities
                    Corporation, 1998-2 A1, 6.025% due
                    8/18/2007                                      5,294,936       5,309,467
                    Chase Mortgage Finance Corporation,
                    1998-S4 A3, 6.55% due 8/25/2028                2,212,502       2,231,928
                    Countrywide Funding Corp., 1994-17, A9,
                    8% due 7/25/2024                                   4,000           4,160
                    Countrywide Home Loans, 2000-1 A1,
                    7.50% due 2/25/2030                            6,603,353       6,676,188
                    Equicon Home Equity Loan Trust, 1994-2 A7,
                    4.631% due 11/18/2025 (a)                        128,992         129,097
                    GE Capital Mortgage Services, Inc., 1996-5
                    A4, 6.75% due 3/25/2011                        5,984,000       6,066,220


                        June 30, 2001 (27) Mercury Low Duration Fund

                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
Industries                         Investments                      Amount          Value
--------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (concluded)
============================================================================================
Collateralized      Housing Securities Inc., 1994-2 B1, 6.50%
Mortgage            due 7/25/2009                                 $  160,068    $    126,454
Obligations         Ocwen Residential MBS Corporation,
(concluded)         1998-R2 AP, 8.081% due 11/25/2034 (a)          1,619,630       1,599,384
                    PNC Mortgage Securities Corp., 1997-3
                    1A5, 7% due 5/25/2027                          4,165,683       4,176,889
                    Prudential Home Mortgage Securities,
                    1993-36 A10, 7.25% due 10/25/2023                177,305         177,968
                    Residential Funding Mortgage Securities
                    Inc., 1993-S9 A8, 11.958% due
                    2/25/2008 (a)                                     46,510          47,729
                    Saxon Asset Securities Trust, 1996-1 A1,
                    7.38% due 2/25/2024                              579,252         580,642
                    Structured Mortgage Asset Residential
                    Trust:
                       1991-1H, 8.25% due 6/25/2022                   41,374          42,939
                       1992-3A AA, 8% due 10/25/2007                  58,370          60,415
                       1993-5A AA, 10.189% due
                       6/25/2024 (a)                                  34,571          37,846
                    Walsh Acceptance, 1997-2 A, 5.089% due
                    3/01/2027 (a)                                    469,098         472,244
                    Washington Mutual, 2000-1 B1, 8.089% due
                    due 1/25/2040 (a)                              1,900,000       1,885,750
                                                                                ------------
                                                                                  39,370,154
--------------------------------------------------------------------------------------------
Pass-Through        Citicorp Mortgage Securities, Inc., 1989-8
Securities--0.1%    A1, 10.50% due 6/25/2019                         183,863         200,275
--------------------------------------------------------------------------------------------
Stripped Mortgage-  Asset Securitization Corporation, 1997-D5,
Backed              ACS1, 2.091% due 2/14/2043 (a)(b)             44,432,272       1,045,656
Securities--0.7%    Saxon Asset Securities Trust, 2000-2 AIO,
                    6% due 7/25/2030 (b)                          19,350,000       1,354,802
                                                                                ------------
                                                                                   2,400,458
--------------------------------------------------------------------------------------------
                    Total Non-Agency Mortgage-Backed Securities
                    (Cost--$89,401,241)                                           89,346,599
--------------------------------------------------------------------------------------------

                                                                       Shares
                                                                        Held
--------------------------------------------------------------------------------------------
PREFERRED STOCK--0.4%
============================================================================================
Preferred Stock--   Home Ownership Funding 2                           1,500       1,120,500
0.4%
--------------------------------------------------------------------------------------------
                    Total Preferred Stock (Cost--$1,500,000)                        1,120,500
--------------------------------------------------------------------------------------------


                        June 30, 2001 (28) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                        In US Dollars
                                                                  --------------------------
                                                                     Face
                                   Investments                      Amount          Value
--------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS--15.6%
============================================================================================
US Treasury         US Treasury Inflation Index Notes:
Obligations--          3.625% due 7/15/2002                      $13,000,000    $ 14,624,543
15.6%                  3.625% due 1/15/2008                       18,325,000      20,511,736
                    US Treasury Notes:
                       4.75% due 2/15/2004                        11,300,000      11,363,506
                       4.625% due 5/15/2006                        1,100,000       1,084,875
--------------------------------------------------------------------------------------------
                    Total US Treasury Obligations
                    (Cost--$47,356,772)                                           47,584,660
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.2%
============================================================================================

Commercial          Powergen US Funding LLC, 4.05% due
Paper*--4.2%        8/07/2001                                      1,750,000       1,742,913
                    Safeway Incorporated, 4.30% due
                    7/02/2001                                     11,200,000      11,200,000
--------------------------------------------------------------------------------------------
                    Total Short-Term Investments (Cost--$12,942,913)              12,942,913
--------------------------------------------------------------------------------------------
                    Total Investments (Cost--$294,703,473)--96.6%                295,102,723
                    Time Deposit--0.0%***                                            144,518
                    Other Assets Less Liabilities--3.4%                           10,266,934
                                                                                ------------
                    Net Assets--100.0%                                          $305,514,175
                                                                                ============
                                                                                ------------
--------------------------------------------------------------------------------------------

(a)   Floating rate note.
(b)   Represents the interest only portion of a mortgage-backed obligation.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   Represents a principal only obligation.
  * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
 ** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
***   Time deposit bears interest at 2.75% and matures on 7/02/2001.

      See Notes to Financial Statements.


                        June 30, 2001 (29) Mercury Low Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001

LOW DURATION MASTER PORTFOLIO
================================================================================
Assets:

Investments, at value (identified
  cost--$294,703,473)                                               $295,102,723
Time deposit                                                             144,518
Cash                                                                         887
Receivables:
  Contributions                                      $  7,734,385
  Interest                                              3,453,116
  Paydowns                                                160,707     11,348,208
                                                     ------------
Prepaid expenses and other assets                                          5,083
                                                                    ------------
Total assets                                                         306,601,419
                                                                    ------------
--------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                             928,175
  Investment adviser                                       98,985      1,027,160
                                                     ------------
Accrued expenses and other liabilities                                    60,084
                                                                    ------------
Total liabilities                                                      1,087,244
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                          $305,514,175
                                                                    ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                   $305,114,925
Unrealized appreciation on investments--net                              399,250
                                                                    ------------
Net assets                                                          $305,514,175
                                                                    ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (30) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Period October 6, 2000+ to June 30, 2001

LOW DURATION MASTER PORTFOLIO
================================================================================
Investment Income:

Interest                                                           $ 16,465,737
Dividends                                                               100,035
                                                                   ------------
Total income                                                         16,565,772
                                                                   ------------
-------------------------------------------------------------------------------

Expenses:

Investment advisory fees                            $    491,202
Accounting services                                      164,974
Trustees' fees and expenses                               16,769
Custodian fees                                            14,810
Offering costs                                             5,179
Pricing fees                                               2,842
Professional fees                                          2,453
Other                                                     10,280
                                                    ------------
Total expenses                                                          708,509
                                                                   ------------
Investment income--net                                               15,857,263
                                                                   ------------
-------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized loss from investments--net                                  (3,356,685)
Change in unrealized appreciation/depreciation
  on investments--net                                                 5,905,623
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $ 18,406,201
                                                                   ============
-------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (31) Mercury Low Duration Fund

STATEMENT OF CHANGES IN NET ASSETS

LOW DURATION MASTER PORTFOLIO
================================================================================
                                                                For the Period
                                                                 Oct. 6, 2000+
Increase in Net Assets:                                        to June 30, 2001
-------------------------------------------------------------------------------
Operations:

Investment income--net                                            $  15,857,263
Realized loss on investments--net                                    (3,356,685)
Change in unrealized appreciation/depreciation on
  investments--net                                                    5,905,623
                                                                  -------------
Net increase in net assets resulting from operations                 18,406,201
                                                                  -------------
-------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions       287,057,874
                                                                  -------------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                        305,464,075
Beginning of period                                                      50,100
                                                                  -------------
End of period                                                     $ 305,514,175
                                                                  =============
-------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (32) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS

LOW DURATION MASTER PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.

                                                               For the Period
                                                                Oct. 6, 2000+
                                                              to June 30, 2001
------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                  .30%*
                                                              ================
Investment income--net                                                   6.78%*
                                                              ================
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                      $        305,514
                                                              ================
Portfolio turnover                                                     192.04%
                                                              ================
------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (33) Mercury Low Duration Fund

      NOTES TO FINANCIAL STATEMENTS

      LOW DURATION MASTER PORTFOLIO

(1)   Significant Accounting Policies:

      Low Duration Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. On October 6, 2000, the Portfolio received all of the assets of a registered investment company that converted to a master/feeder structure. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                        June 30, 2001 (34) Mercury Low Duration Fund

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.


                        June 30, 2001 (35) Mercury Low Duration Fund

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of 0.21%.

      Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the period October 6, 2000 to June 30, 2001, the Portfolio reimbursed FAM an aggregate of $73,535 for the above-described services. The Master Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to June 30, 2001 were $612,119,342 and $700,304,158, respectively.

      Net realized gains (losses) for the period October 6, 2000 to June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                     Realized        Unrealized
                                                  Gains (Losses)        Gains
      --------------------------------------------------------------------------
      Long-term investments                         $(3,417,997)     $   399,250
      Short-term investments                                 (3)              --
      Financial futures contracts                        61,315               --
                                                    ----------------------------
      Total investments                             $(3,356,685)     $   399,250
                                                    ----------------------------
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $135,834, of which $1,781,400 related to appreciated securities and $1,645,566 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $294,966,889.


                        June 30, 2001 (36) Mercury Low Duration Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Short-Term Borrowings:

      On December 1, 2000, the Master Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the period October 6, 2000 to June 30, 2001.

(5)   Change in Independent Auditors:

      On July 31, 2001, the Board of Trustees of the Master Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. There were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.


                        June 30, 2001 (37) Mercury Low Duration Fund

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Fund Asset Management Master Trust and Investors of Low Duration Master Portfolio:

We have audited the accompanying statement of assets and liabilities of Low Duration Master Portfolio, including the schedule of investments, as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the period from October 6, 2000 (commencement of operations) to June 30, 2001. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Low Duration Master Portfolio at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 6, 2000 to June 30, 2001, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

MetroPark, New Jersey
August 17, 2001


                        June 30, 2001 (38) Mercury Low Duration Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED            ALTERNATIVE           INSTITUTIONAL
      FUNDS             ACCOUNTS           INVESTMENTS          ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize total return, consistent with capital preservation. The Fund will seek to achieve its objective by investing all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

Mercury Low Duration Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MHW-1070--6/01